Loans to/(From) Related Parties (Details) - Schedule of loans to related parties - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Non-current assets
Loans to related party	R 19,400	R 19,400
Current liabilities
Loans from related parties	R (2,134)	R (891,977)